VIA EDGAR TRANSMISSION


May 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  FS Variable Separate Account ("Registrant")
     The United States Life Insurance Company in the City of New York
         ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Investment Company Act Number 811-08810)
     (Central Index Key 0000931344)

      FILE NUMBER       PRODUCT NAME
      333-178854        Polaris / Polaris II
      333-178853        Polaris Choice / Polaris Choice III
      333-178846        Polaris II
      333-178847        Polaris Choice III
      333-178844        Polaris Advantage
      333-178845        Polaris Preferred Solution
      333-178841        Polaris Platinum III
      333-178842        Polaris Choice IV
      333-178843        Polaris Platinum O-Series
      333-178848        Polaris Advantage II
      333-178849        Polaris Retirement Protector

Members of the Commission:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, in connection with the above-referenced Registration Statements, Registrant hereby certifies that:

(1) The form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statements or amendments filed with the Securities and Exchange Commission, and

(2) The text of the most recent Registration Statements or amendments has been filed with the Securities and Exchange Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Senior Counsel